Expense by Nature - Summary of Expenses by Nature (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Employee benefit expenses	¥ 14,145,207	¥ 12,352,323	¥ 10,077,375
Loan origination and servicing expenses	7,091,078	6,530,999	3,608,637
Outsourcing service expenses	1,382,960	997,145	904,898
Promotion and advertising expenses	1,221,762	1,149,759	1,472,650
Payment processing expenses	1,204,712	849,763	679,141
Business entertainment expenses	769,834	802,577	563,187
Depreciation of right-of-use assets	604,018	509,026	529,269
Trust management fee	504,428	156,266	15
Taxes and surcharges	380,460	286,546	240,071
Depreciation of property and equipment	226,862	276,266	250,280
Amortization of intangible assets	31,831	31,967	171,915
Others	1,049,327	1,265,236	1,090,875
Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	¥ 28,612,479	¥ 25,207,873	¥ 19,588,313